WILLIAMS LAW GROUP, P.A.
2503 W. Gardner Ct.
Tampa FL 33611
Phone: 813-831-9348
Fax: 813-832-5284
e-mail: wmslaw@tampabay.rr.com

May 7, 2007

Mr. Scott Andregg
United States Securities and Exchange Commission
Division of Corporation Finance
100 F St., N.E.
Washington, D.C. 20549-0408

Re:	MH&SC, Inc.
Registration Statement on Form SB-2
Amendment No. 2.
File No. 333-141019

Dear Mr. Andregg:

We have filed on the above Amendment No. 2, clean and marked.

We set forth comment responses below. The page numbers refer to pages in the EDGAR CLEAN draft.

Disclosure Comment Responses

1.
The Selling Shareholders table and the footnotes have been revised to add columns and all 507 information as well as a description of the relationships between persons and entity shareholders. Pages 14-15.

2.	The number of LLC units owned and exchanged and number of shares of the company received is now disclosed in “Certain Transactions” on page 29.

3.	MDA discussion revised to discuss consolidated operations as requested. Pages 26-28.

Accounting Comment Responses

4) The financial statements have been revised to include only the amounts for the period January 30, 2006 through December 31, 2006 for the Company, which includes amounts for My Health and Safety Supply Company, post acquisition of that company which was October 26, 2006. The proforma information in Note 8, contains amounts as if the entities were consolidated as of January 30, 2006.

5) All financial statements have been restated to reflect operations, cash flows and equity only for the period January 30, 2006 through December 31, 2006.

6) The Company has restated its financial statements to reflect the share issuance at $.10 per share from $.03 per share as previously stated to be consistent with prior issuances of stock for cash.

7) The financial statements have been restated to reflect the cancellation of shares.

8) As indicated here and in comment 10 - a supplemental schedule has been included to reconcile the weighted average number of shares outstanding. (SEE ATTACHEMENT)

9) All recent accounting pronouncement footnotes have been updated for those already required to adopt.

10) see #8

11) The financial statements for the two most recent fiscal years have been included as required.

Thank you for your consideration.

Sincerely,

Michael T. Williams, Esq.

MH & SC, INC.
Weighted Average Shares Outstanding
December 31, 2006

1/30/2006	6/18/2006		5,000,000	139	2,074,627
6/19/2006	6/21/2006	5,000	5,005,000	3	44,821
6/22/2006	6/26/2006	5,000	5,010,000	5	74,776
6/27/2006	7/12/2006	50,000	5,060,000	16	241,672
7/13/2006	7/17/2006	25,000	5,085,000	5	75,896
7/18/2006	8/21/2006	35,000	5,120,000	35	534,925
8/22/2006	8/24/2006	45,000	5,165,000	3	46,254
8/25/2006	8/28/2006	25,000	5,190,000	4	61,970
8/29/2006	9/4/2006	65,000	5,255,000	7	109,806
9/5/2006	10/25/2006	10,000	5,265,000	51	801,537
10/26/2006	12/31/2006	1,000,000	6,265,000	67	1,253,000

				335	5,319,284